Pay vs Performance Disclosure - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (3,827,281)	$ (20,872,081)	$ (315,478)	$ (451,204)	$ (24,699,362)	$ (766,682)